Cash flow statement supplementary information - Reconciliation of liabilities arising from financing activities (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities				€ (1,133)		€ (1,410)
Increase (decrease) through financing cash flows, liabilities arising from financing activities		€ (848)		500
Increase (decrease) through other changes, liabilities arising from financing activities	[1]			1
Long-term borrowings including current portion of long-term borrowings [Member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities		7,567	[2]	8,111	[1]	6,933	[1]
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(210)	[2]	1,045	[1]
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		(96)	[2]	107	[1]
Increase (decrease) through other changes, liabilities arising from financing activities		(238)	[2]	27	[1]
EUR Bond [member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities		4,569		4,061
USD Bond [member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities		1,325		1,378
Lease liabilities [member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities		1,074		1,082		1,220
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(200)		(260)
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		(42)		17
Increase (decrease) through other changes, liabilities arising from financing activities		235		105
Lease liabilities [member] | IFRS 16 [Member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities				1,082
Forward contracts long term [Member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities		396	[3]	858	[4]	934	[4]
Increase (decrease) through other changes, liabilities arising from financing activities		(462)	[3]	(76)	[4]
Bank borrowings [Member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities		203		705		203
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(502)		498
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities				4
Other long-term debt [Member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities				28		30
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(5)		(1)
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		(1)		1
Increase (decrease) through other changes, liabilities arising from financing activities		(22)		(1)
Short-term borrowings [member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities		122	[2]	89	[2]	47	[1]
Increase (decrease) through financing cash flows, liabilities arising from financing activities		29	[2]	47	[1]
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		3	[2]	(6)	[1]
Increase (decrease) through other changes, liabilities arising from financing activities				1
Short-term bank borrowings [Member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities		122		89		47
Increase (decrease) through financing cash flows, liabilities arising from financing activities		46		47
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		(14)		(6)
Other short-term loans [Member]
Cash flow statement supplementary information [Line Items]
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		17
Equity [member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities		(656)		(1,133)
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(666)		(593)
Increase (decrease) through other changes, liabilities arising from financing activities		1,143		869
Dividend payable [Member]
Cash flow statement supplementary information [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(4)		(418)
Increase (decrease) through other changes, liabilities arising from financing activities		4		418
Forward contracts equity [Member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities		(394)	[3]	(858)	[3]	(934)	[4]
Increase (decrease) through other changes, liabilities arising from financing activities		465	[3]	76	[4]
Treasury shares [member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities		(262)	[5]	(275)	[5]	(476)
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(662)	[5]	(174)
Increase (decrease) through other changes, liabilities arising from financing activities		675	[5]	375
Euro [Member] | Bonds [Member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities				4,061		3,233
Increase (decrease) through financing cash flows, liabilities arising from financing activities		497		827
Increase (decrease) through other changes, liabilities arising from financing activities		11
Euro [Member] | Other short-term loans [Member]
Cash flow statement supplementary information [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(17)
US Dollar [Member] | Bonds [Member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities				1,378		€ 1,313
Increase (decrease) through financing cash flows, liabilities arising from financing activities				(20)
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		€ (53)		€ 85

[1]	In this table, current portion of long-term debt is included in long-term debt (and excluded from short-term debt).
[2]	In this table, current portion of long-term debt is included in long-term debt (and excluded from short-term debt).
[3]	The forward contracts are related to the share buyback program and LTI plans
[4]	The forward contracts are related to the share buyback program and LTI plans
[5]	Cash flow in 2023 includes withholding tax for share buyback amounting to EUR 55 million.